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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ]:  Amendment Number:  _____
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atlantic Trust Group, Inc.
Address:   c/o AMVESCAP PLC
           11 Devonshire Square London EC2m 4YR England

The entity listed above is an indirect subsidiary of AMVESCAP PLC. AMVESCAP PLC, through this and other subsidiaries provides investment management services to institutional and individual investors worldwide

Form 13F File Number 28-10949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hal Liebes
Title: Group Compliance Officer
Phone: 212-278-9131

Signature, Place, and Date of Signing:

     /s/ Hal Liebes        New York, New York    February 14, 2005
    ----------------      --------------------   -----------------
      [Signature]             [City, State]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-11246                           AMVESCAP PLC